Summary of total revenues by type of services (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Revenue by geographical	$ 1,186,693	$ 2,900,016
Balance - beginning of the period/year	46,347	528,342	$ 528,342
Increase resulting from satisfaction of performance obligations	360,425		424,030
Less: progress billings	(221,767)		(906,025)
Balance - end of the period/year	185,005		46,347
Balance - beginning of the period/year	765,229	1,048,934	1,048,934
Advances from customers	1,110,147		2,855,720
Revenue recognized during the period/year	(856,227)		(3,139,425)
Balance - end of the period/year	1,019,149		765,229
Total assets by geographical	16,721,853		18,217,304
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue by geographical	879,086	1,978,103
Total assets by geographical	15,713,288		17,159,784
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue by geographical	189,518	902,762
Total assets by geographical	2,555,043		2,101,147
CHINA
Disaggregation of Revenue [Line Items]
Revenue by geographical	118,089	19,151
Total assets by geographical	230,153		130,939
CAYMAN ISLANDS
Disaggregation of Revenue [Line Items]
Total assets by geographical	12,879,197		13,266,147
Other Countres [Member]
Disaggregation of Revenue [Line Items]
Total assets by geographical	107,666		108,303
Elimination Adjustment [Member]
Disaggregation of Revenue [Line Items]
Total assets by geographical	(14,763,494)		$ (14,549,016)
Corporate Secretarial and Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenue by geographical	468,774	1,761,746
License Application And Renewal Services [Member]
Disaggregation of Revenue [Line Items]
Revenue by geographical	$ 717,919	$ 1,138,270